CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash	$ 352,347	¥ 2,292,476	¥ 1,921,074
Restricted cash	38	249	389
Short-term investments	743,825	4,839,550	4,159,318
Accounts receivable (net of allowance for doubtful accounts of RMB6,144 and RMB5,384 as of December 31, 2016 and 2017, respectively)	28,720	186,861	111,246
Prepayments and other current assets	85,933	559,105	527,558
Total current assets	1,210,863	7,878,241	6,719,585
Non-current assets:
Long-term investments	66,687	433,886	189,017
Property and equipment, net	76,517	497,845	526,541
Goodwill	156,995	1,021,454	217,394
Intangible assets, net	24,903	162,024	73,620
Other long-term assets	2,670	17,370	8,988
Deferred tax assets, non-current	1,985	12,912	765
Total non-current assets	329,757	2,145,491	1,016,325
Total assets	1,540,620	10,023,732	7,735,910
Current liabilities (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries of RMB327 and RMB62,795 as of December 31, 2016 and 2017, respectively):
Accounts payable	5,462	35,532	32,516
Salary and employee related accrual	20,744	134,966	103,559
Taxes payable	35,463	230,734	155,786
Advance from customers	144,165	937,981	655,416
Convertible senior notes, current			1,257,709
Other payables and accruals	108,117	703,441	498,036
Total current liabilities	313,951	2,042,654	2,703,022
Non-current liabilities (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries of RMB9,625 and RMB49,860 as of December 31, 2016 and 2017, respectively):
Deferred tax liabilities, non-current	18,651	121,348	57,166
Convertible senior notes, non-current	256,362	1,667,967
Total non-current liabilities	275,013	1,789,315	57,166
Total liabilities	588,964	3,831,969	2,760,188
Commitments and contingencies
Mezzanine equity:
Redeemable non-controlling interests	35,078	228,230
Shareholders' equity:
Common shares (US$0.0001 par value per share; 500,000,000 shares authorized, 60,062,385 and 61,853,004 shares issued and outstanding as of December 31, 2016 and 2017, respectively)	8	50	49
Additional paid-in capital	278,151	1,809,732	1,299,350
Statutory reserves	2,132	13,874	13,360
Accumulated other comprehensive income	21,048	136,947	32,282
Retained earnings	613,832	3,993,777	3,622,402
Total 51job, Inc. shareholders' equity	915,171	5,954,380	4,967,443
Non-controlling interests	1,407	9,153	8,279
Total equity	916,578	5,963,533	4,975,722
Total liabilities, mezzanine equity and equity	$ 1,540,620	¥ 10,023,732	¥ 7,735,910